Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In January 2023, the Company made a $250,000 investment for a 10% equity interest in a battery materials company, which includes a seat on its board, and participation rights in future funding rounds.
In February 2023, the Company learned that a complaint the State of New York brought against Vayu in 2019 (prior to the Company’s ownership of Vayu) seeking a refund for two returned airframes, a case which had originally been dismissed for lack of jurisdiction, had become revived by virtue of New York’s highest court ruling (State of New York v Vayu, APL-2021-00148) that the State’s long arm statute applied to the 2016 transaction between Vayu and the State University of New York at Stonybrook. Total damages sought by the State of New York are less than $100,000, including interest and costs. The company is currently considering its options for reaching a settlement with the State of New York, and for the possibility of seeking redress from the previous owners of Vayu.
In April 2023, a certain investor converted 1.3 million shares of Class B common stock and 1 share of Class B preferred stock for 1,300,001 shares of Class A common stock.
Subsequent Events
In April 2023, a shareholder converted 1,300,000 shares of Class B common stock and 1 share of Series B preferred stock into 1,300,001 shares of Class A common stock.
On May 12, 2023, a Certificate of Amendment was filed to effect a one-for-eight (1-for-8) reverse split (the “Reverse Split”) of the shares of the Company’s the Class A, Class B, and Class C Common Stock, and to decrease the number of shares of Class A Common Stock from 295,000,000 shares to 200,000,000 shares (the “Class A Common Stock Decrease”). The Reverse Split and the Class A Common Stock Decrease became effective on May 12, 2023. As a result of the Reverse Split, every eight shares of the Company’s issued and outstanding Class A Common Stock automatically converted into one share of Class A Common Stock, without any change in the par value per share, and began trading on a post-split basis under the Company’s existing trading symbol, “ALPP,” when the market opened on May 15, 2023. Additionally, every eight shares of the Company’s issued and outstanding Class B Common Stock automatically converted into one share of Class B Common Stock, without any change in the par value per share, and every eight shares of the Company’s issued and outstanding Class C Common Stock automatically converted into one share of Class C Common Stock, without any change in the par value per share. The Reverse Split affected all holders of Class A, Class B, and Class C Common Stock uniformly and did not affect any common stockholder’s percentage ownership interest in the Company, except for de minimis changes as a result of the elimination of fractional shares. A total of 180,037,350 shares of Class A Common Stock were issued and outstanding immediately prior to the Reverse Split, and approximately 22,504,669 shares of common stock were issued and outstanding immediately after the Reverse Split. No fractional shares will be outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock will automatically be entitled to receive an additional fraction of a share of common stock to round up to the next whole share. In addition, effective as of the same time as the Reverse Split, proportionate adjustments were made to all then-outstanding options and warrants with respect to the number of shares of Class A Common Stock subject to such options or warrants and the exercise prices thereof.
In May 2023, Mr. Kevin Thomas, who sold Alternative Laboratories, LLC to the Company in May of 2021, sued the Company in the State circuit court for Collier County Florida (Case Number 23-CA-1981), alleging that the Company failed to deliver shares in the Company as promised by the terms of the purchase agreement, and additionally claims that with respect to an amount of $610,000 in Employee Retention Credits received by the Company, that portion representing the credit attributed to the 1st quarterly period of 2021 and the part of the 2nd quarterly period of 2021 prior to the May 4th, 2021 date of sale, should be remitted to him rather than retained by the Company. The Company believes that Mr. Thomas’ complaint is wholly without merit, and the Company is in the process of answering the complaint and considering possible motions and counterclaims.
In May 2023, the RCA licensing agreement was amended and extended with a new expiration date of December 31, 2027 except for the agreement relating to Computer Monitors & Outdoor Televisions which expires on December 31, 2025. DTI Services LLC agreed to pay the following royalty fees ranging from 2.50% - 3.50% of net sales based on product type with a total minimum annual payment of $550,000 for the year ended 2023, and $600,000 for the year ended 2024, $620,000 for the year ended 2025, $660,000 for the year ended 2026, and $700,000 for the year ended 2027.
In May 2023, the Company issued a nine-month $0.2 million note payable to an outside investor with an annual interest rate of 15%, with the proceeds to be used for general corporate purposes.
In May 2023, the Company issued a one-year $0.4 million convertible note payable to an outside investor with an annual interest rate of 12% with the proceeds to be used for general corporate purposes. In connection with this convertible note payable, the Company issued 13,750 restricted shares of Class A Common Stock to the investor as additional consideration for the purchase of the note and 196,250 restricted shares of Class A Common Stock, which shall be returned to the Company if timely repayments are made against the note.
Morris had a revolving line of credit totaling $2.5 million that was scheduled to expire on May 31, 2023. In June 2023, Morris entered into a Forbearance agreement with its banking partner that extended the maturity of the line of credit to July 21, 2023.
In June 2023, Quality Circuit Assembly entered into the third amendment on its loan and security agreement that increased the maximum limit to $7 million from $5 million.